UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.7%
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
BANKING -- 7.0%
    Bank of America ...........................     980,000    $    50,499,400
    US Bancorp ................................   1,300,000         41,600,000
    Washington Mutual .........................   1,100,000         49,170,000
                                                               -----------------
                                                                   141,269,400
                                                               -----------------
BIOTECHNOLOGY -- 2.7%
    Amgen* ....................................     780,000         54,397,200
                                                               -----------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.9%
    Interpublic Group* ........................   3,400,000         27,846,000
    WPP Group ADR .............................     880,000         51,990,400
                                                               -----------------
                                                                    79,836,400
                                                               -----------------
BUSINESS SERVICES -- 2.5%
    Cendant ...................................   3,400,000         51,034,000
                                                               -----------------
COMMUNICATIONS & MEDIA -- 5.9%
    AT&T ......................................   1,627,000         48,793,730
    DIRECTV Group* ............................   4,150,000         70,757,500
                                                               -----------------
                                                                   119,551,230
                                                               -----------------
COMPUTER SOFTWARE -- 2.6%
    Microsoft .................................   2,150,000         51,664,500
                                                               -----------------
COMPUTERS & SERVICES -- 5.5%
    Diebold ...................................   1,150,000         46,460,000
    First Data ................................   1,600,000         65,360,000
                                                               -----------------
                                                                   111,820,000
                                                               -----------------
CONSUMER STAPLES -- 1.7%
    CVS .......................................   1,050,000         34,356,000
                                                               -----------------
ELECTRONICS MANUFACTURER -- 1.0%
    Flextronics International Ltd.* ...........   1,723,700         19,546,758
                                                               -----------------
ENTERTAINMENT -- 1.1%
    Carnival ..................................     590,000         22,986,400
                                                               -----------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
FOOD, BEVERAGE & TOBACCO -- 9.2%
    Altria Group ..............................     825,000    $    65,975,250
    ConAgra Foods .............................   1,800,000         38,700,000
    Sysco .....................................   1,670,000         46,092,000
    Tyson Foods, Cl A .........................   2,500,000         35,375,000
                                                               -----------------
                                                                   186,142,250
                                                               -----------------
INSURANCE -- 14.0%
    ACE Ltd. ..................................     590,000         30,402,700
    Allstate ..................................     850,000         48,297,000
    Assured Guaranty Ltd. .....................   1,600,000         40,800,000
    Conseco* ..................................   2,000,000         45,600,000
    ING Groep ADR .............................     675,000         27,337,500
    MBIA ......................................     850,000         49,988,500
    St. Paul Travelers ........................     900,000         41,220,000
                                                               -----------------
                                                                   283,645,700
                                                               -----------------
MACHINERY -- 3.6%
    Eaton .....................................     550,000         35,255,000
    Illinois Tool Works .......................     800,000         36,584,000
                                                               -----------------
                                                                    71,839,000
                                                               -----------------
MEDICAL PRODUCTS & SERVICES -- 4.7%
    Cigna .....................................     500,000         45,625,000
    HCA .......................................   1,000,000         49,160,000
                                                               -----------------
                                                                    94,785,000
                                                               -----------------
OFFSHORE DRILLING -- 2.8%
    GlobalSantaFe .............................   1,050,000         57,676,500
                                                               -----------------
PETROLEUM & FUEL PRODUCTS -- 8.4%
    BJ Services ...............................     975,000         35,363,250
    Chevron ...................................     760,000         49,992,800
    El Paso ...................................   2,300,000         36,800,000
    Halliburton ...............................   1,410,000         47,037,600
                                                               -----------------
                                                                   169,193,650
                                                               -----------------
PHARMACEUTICALS -- 7.2%
    Pfizer ....................................   1,580,000         41,064,200
    Sanofi-Aventis ADR ........................   1,175,000         55,683,250
    Wyeth .....................................   1,020,000         49,439,400
                                                               -----------------
                                                                   146,186,850
                                                               -----------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
RETAIL -- 6.8%
    Home Depot ................................   1,350,000    $    46,858,500
    Limited Brands ............................   1,100,000         27,676,000
    Target ....................................   1,350,000         61,992,000
                                                               -----------------
                                                                   136,526,500
                                                               -----------------
SEMI CONDUCTORS & EQUIPMENT -- 7.1%
    Cadence Design Systems* ...................   1,930,000         31,246,700
    Infineon Technologies* ....................   5,500,000         58,677,148
    Intel .....................................   3,000,000         54,000,000
                                                               -----------------
                                                                   143,923,848
                                                               -----------------

    TOTAL COMMON STOCK
        (Cost $1,884,331,705)..................                  1,976,381,186
                                                               -----------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 1.1%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund
        Fiduciary Shares, 5.030%
        (Cost $22,571,485)  ...................  22,571,485         22,571,485
                                                               -----------------

    TOTAL INVESTMENTS -- 98.8%
        (Cost $1,906,903,190)+ ................                $ 1,998,952,671
                                                               =================
         PERCENTAGES ARE BASED ON NET ASSETS OF $2,023,698,788.

       * NON-INCOME PRODUCING SECURITY
     (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006. ADR AMERICAN DEPOSITARY RECEIPT
     CL  CLASS
   LTD.  LIMITED

      + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,906,903,190, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $138,700,427 AND $(46,650,946), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




CMB-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 95.0%
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
BELGIUM -- 2.1%
    KBC Groep .................................       6,300    $       685,788
                                                               ----------------
CANADA -- 4.8%
    Angiotech Pharmaceuticals* ................      45,000            540,000
    Penn West Energy Trust ....................      25,000          1,005,308
                                                               ----------------
                                                                     1,545,308
                                                               ----------------
FRANCE -- 7.2%
    Lafarge ...................................       5,500            664,680
    Renault ...................................       5,000            545,871
    Sanofi-Aventis ADR ........................      23,000          1,089,970
                                                               ----------------
                                                                     2,300,521
                                                               ----------------
GERMANY -- 26.1%
    Bayerische Motoren Werke ..................      27,000          1,392,364
    Depfa Bank ................................      70,000          1,178,265
    Deutsche Post .............................      50,000          1,236,584
    GEA Group .................................      70,000          1,144,319
    Infineon Technologies ADR* ................     130,000          1,398,800
    Muenchener Rueckversicherungs .............       9,500          1,307,264
    Wacker Chemie .............................       6,400            665,637
                                                               ----------------
                                                                     8,323,233
                                                               ----------------
IRELAND -- 2.2%
    Bank of Ireland ...........................      40,000            704,432
    Waterford Wedgwood* .......................     154,260              8,662
                                                               ----------------
                                                                       713,094
                                                               ----------------
JAPAN -- 7.6%
    Inpex Holdings* ...........................          64            604,011
    Matsumotokiyoshi ..........................      18,500            426,793
    Mitsubishi UFJ Securities .................      70,000            789,706
    Sega Sammy Holdings .......................      18,000            597,719
                                                               ----------------
                                                                     2,418,229
                                                               ----------------
NETHERLANDS -- 10.3%
    Aegon .....................................      50,000            846,000
    Buhrmann ..................................      55,000            758,030
    Heineken NV................................      16,000            751,598

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
NETHERLANDS -- CONTINUED
    ING Groep .................................      23,000    $       932,786
                                                               ----------------
                                                                     3,288,414
                                                               ----------------
SPAIN -- 3.2%
    Telefonica ADR ............................      20,000          1,013,400
                                                               ----------------
SWITZERLAND -- 8.1%
    Nestle SA..................................       3,000            982,458
    Swatch Group ..............................       4,500            800,341
    Swiss Life Holding ........................       3,500            807,955
                                                               ----------------
                                                                     2,590,754
                                                               ----------------
TAIWAN -- 2.5%
    Chunghwa Telecom ADR ......................      43,000            798,510
                                                               ----------------
UNITED KINGDOM -- 20.9%
    BAE Systems ...............................      50,000            333,504
    BP ADR ....................................      13,000            942,760
    British Sky Broadcasting ..................     110,000          1,151,139
    Britvic ...................................     140,000            542,382
    Lloyds TSB Group ..........................      85,000            855,396
    Royal Bank of Scotland Group ..............      40,000          1,300,971
    Ted Baker .................................      50,000            470,034
    WPP Group .................................      90,000          1,064,507
                                                               ----------------
                                                                     6,660,693
                                                               ----------------

    TOTAL FOREIGN COMMON STOCK
        (Cost $26,182,691).....................                     30,337,944
                                                               ----------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 4.5%
--------------------------------------------------------------------------------
    Union Bank of California Money
       Market Fund, 4.375%
        (Cost $1,447,844)......................   1,447,844          1,447,844
                                                               ----------------

    TOTAL INVESTMENTS -- 99.5%
        (Cost $27,630,535)+ ...................                $    31,785,788
                                                               ================
         PERCENTAGES ARE BASED ON NET ASSETS OF $31,951,280.

       * NON-INCOME PRODUCING SECURITY
     (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006. ADR AMERICAN DEPOSITARY RECEIPT

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


       + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $27,630,535, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,697,237 AND $(541,984), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




CMB-QH-002-0500

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.1%
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
AEROSPACE/DEFENSE EQUIPMENT -- 1.7%
    Alliant Techsystems* ......................       2,400    $       192,336
                                                               ----------------
APPAREL/TEXTILES -- 2.4%
    Quiksilver* ...............................      20,800            269,360
                                                               ----------------
BANKS -- 9.1%
    BankAtlantic Bancorp, Cl A ................      18,800            260,944
    Pacific Capital Bancorp ...................       8,600            253,356
    Placer Sierra Bancshares ..................      12,000            261,480
    UCBH Holdings .............................      16,200            270,216
                                                               ----------------
                                                                     1,045,996
                                                               ----------------
BUSINESS SERVICES -- 6.0%
    BISYS Group* ..............................      20,000            245,600
    eFunds* ...................................      12,800            269,184
    Scientific Games, Cl A* ...................       5,000            169,850
                                                               ----------------
                                                                       684,634
                                                               ----------------
CHEMICALS -- 3.3%
    Cytec Industries ..........................       2,900            154,889
    Lubrizol ..................................       5,200            222,404
                                                               ----------------
                                                                       377,293
                                                               ----------------
COMPUTER SOFTWARE -- 7.2%
    Embarcadero Technologies* .................      45,100            265,188
    Epicor Software* ..........................      22,600            264,872
    Parametric Technology* ....................      18,800            290,648
                                                               ----------------
                                                                       820,708
                                                               ----------------
COMPUTER STORAGE & PERIPHERALS -- 3.0%
    Hutchinson Technology* ....................       6,200            111,910
    Smart Modular Technologies* ...............      31,700            235,214
                                                               ----------------
                                                                       347,124
                                                               ----------------
CONSTRUCTION & ENGINEERING -- 2.3%
    Chicago Bridge & Iron .....................      11,000            266,860
                                                               ----------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
CONSUMER DISCRETIONARY -- 4.6%
    Great Wolf Resorts* .......................      25,400    $       304,292
    Tempur-Pedic International* ...............      15,300            221,850
                                                               ----------------
                                                                       526,142
                                                               ----------------
CONSUMER STAPLES -- 6.1%
    Chattem* ..................................       6,900            234,117
    Elizabeth Arden* ..........................      14,900            251,512
    Prestige Brands Holdings* .................      23,700            208,086
                                                               ----------------
                                                                       693,715
                                                               ----------------
FOOD, BEVERAGE & TOBACCO -- 4.1%
    Del Monte Foods ...........................      23,400            245,232
    Hain Celestial Group* .....................      10,600            228,960
                                                               ----------------
                                                                       474,192
                                                               ----------------
INDUSTRIAL/MACHINERY -- 4.5%
    Blount International* .....................      17,200            187,480
    Crane .....................................       5,000            192,000
    Kennametal ................................       2,600            138,450
                                                               ----------------
                                                                       517,930
                                                               ----------------
INSURANCE -- 4.7%
    Aspen Insurance Holdings Ltd. .............      12,100            285,560
    Max Re Capital Ltd. .......................      11,400            256,500
                                                               ----------------
                                                                       542,060
                                                               ----------------
MEDICAL PRODUCTS & SERVICES -- 7.6%
    Amedisys* .................................       6,800            259,692
    Emdeon* ...................................      18,500            222,555
    inVentiv Health* ..........................       7,300            203,670
    PolyMedica ................................       4,900            189,679
                                                               ----------------
                                                                       875,596
                                                               ----------------
OFFSHORE DRILLING -- 4.8%
    Atwood Oceanics* ..........................       6,100            286,273
    Todco .....................................       7,000            266,770
                                                               ----------------
                                                                       553,043
                                                               ----------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                              --------------  ------------------
PERSONAL CREDIT INSTITUTIONS -- 1.3%
    Advance America Cash Advance Centers ......      10,800    $       143,856
                                                               ----------------
PETROLEUM & FUEL PRODUCTS -- 7.0%
    Oil States International* .................       7,700            247,632
    Superior Energy Services* .................       7,300            250,025
    Tetra Technologies* .......................      10,600            303,266
                                                               ----------------
                                                                       800,923
                                                               ----------------
PHARMACEUTICALS -- 2.2%
    KV Pharmaceutical, Cl A* ..................      13,500            255,825
                                                               ----------------
RETAIL -- 11.1%
    Bebe Stores ...............................      18,400            284,832
    Stage Stores ..............................       8,800            261,008
    Talbots ...................................      11,600            239,308
    Tuesday Morning ...........................      15,100            218,346
    Zale* .....................................      10,600            271,466
                                                               ----------------
                                                                     1,274,960
                                                               ----------------
SEMI CONDUCTORS -- 5.1%
    AMIS Holdings* ............................      31,100            291,718
    MIPS Technologies* ........................      46,200            292,446
                                                               ----------------
                                                                       584,164
                                                               ----------------
    TOTAL COMMON STOCK
        (Cost $11,530,504).....................                     11,246,717
                                                               ----------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 4.3%
--------------------------------------------------------------------------------
    Union Bank of California Money
       Market Fund, 4.375%
        (Cost $485,656)........................     485,656            485,656
                                                               ----------------
    TOTAL INVESTMENTS -- 102.4%
        (Cost $12,016,160)+ ...................                $    11,732,373
                                                               ================
         PERCENTAGES ARE BASED ON NET ASSETS OF $11,460,134.


       * NON-INCOME PRODUCING SECURITY
     (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
     CL  CLASS
    LTD. LIMITED

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2006 (Unaudited)

--------------------------------------------------------------------------------


       + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $12,016,160, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $399,950 AND $(683,737), RESPECTIVELY.


         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




CMB-QH-003-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process. This weakness has since been corrected.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund

By (Signature and Title)*              /s/ James F. Volk
                                       -----------------------------------
                                       James F. Volk
                                       President

Date: October 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ James F. Volk
                                       -----------------------------------
                                       James F. Volk
                                       President

Date: October 2, 2006


By (Signature and Title)*              /s/ Michael Lawson
                                       -----------------------------------
                                       Michael Lawson
                                       Controller & CFO

Date: October 2, 2006

* Print the name and title of each signing officer under his or her signature.